Net Loss Per Share	9 Months Ended
Sep. 30, 2023
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 8. Net Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net income(loss) for basic and diluted net loss per share	$(47,279)	$18,749	$(108,118)	$(26,584)

Denominator:
Weighted average shares - for basic net income(loss) per share	69,093	66,772	68,432	66,356
Weighted average shares - for diluted net income(loss) per share	69,093	67,038	68,432	66,356

Net income(loss) per share
Basic and diluted	$(0.68)	$0.28	$(1.58)	$(0.40)

 The computation of diluted net loss per share excluded share awards of 2.4 million shares and 4.1 million shares for the three months ended September 30, 2023 and 2022, respectively, because the inclusion of those shares would have had an anti-dilutive effect on the diluted net loss per share.

The computation of diluted net loss per share excluded share awards of 2.1 million shares and 5.0 million shares for the nine months ended September 30, 2023 and 2022, respectively, because the inclusion of those shares would have had an anti-dilutive effect on the diluted net loss per share.